Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 80,548	$ 90,720
Accrued payroll and related costs	46,650	51,115
Credit cards payable	49,045	56,759
Insurance	0	14,982
Other	10,803	4,429
Total accounts payable and accrued expenses	$ 187,046	$ 218,005